Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Cash Flows from Operating Activities:
Net Loss	$ (2,669,348)	$ (2,001,733)
Adjustments to Reconcile Net Loss to Net Cash Used in Operating Activities:
Stock for services and compensation	1,120,125	375,000
Write-off of inventory	0	33,598
(Gain) loss on settlement of debt	0	(115,085)
Amortization of right-of-use asset	(810)	586
(Gain) loss on derivative liabilities	(28,334)	0
Amortization of debt discount	1,649	0
Amortization expense	4,050	4,050
Changes in assets and liabilities:
Inventory	0	0
Prepaid and other current assets	(17,343)	4
Accounts payable and accrued expenses	224,878	76,190
Accrued compensation	91,267	355,750
Accrued liabilities - related party	86,924	76,924
Net Cash Used For Operating Activities	(1,186,942)	(1,194,716)
Cash Flows from Investing Activities:
Net Cash Used For Investing Activities	0	0
Cash Flows from Financing Activities:
Advance from related party	145,000	0
Repayments of advance from related party	(145,000)	0
Proceeds from note payable - related party	250,000	0
Proceeds from promissory note payable	0	150,000
Proceeds from convertible notes payable	770,000	200,000
Payment of offering costs	(2,400)	(11,400)
Proceeds from sale of common stock	65,708	863,579
Proceeds from sale of units	0	66,000
Net Cash Provided By Financing Activities	1,083,308	1,268,179
Increase (decrease) in Cash and Cash Equivalents	(103,634)	73,463
Cash and Cash Equivalents - Beginning of period	168,883	95,420
CASH AND CASH EQUIVALENTS - END OF PERIOD	65,249	168,883
Supplemental cash flow information:
Cash paid for interest	0	0
Cash paid for income taxes	0	0
Schedule of Non-Cash Financing Activities:
Common stock issued for conversion of convertible note and accrued interest	53,295	0
Amortization of deferred offering costs	0	21,051
Transfer of promissory note payable to convertible note	0	150,000
Deferred offering asset and derivative liability associated with warrants	169,582	0
OID on convertible note	$ 39,267	$ 0